SHAREHOLDERS' DEFICIT (Details)	Jun. 05, 2023 shares	Apr. 25, 2023	Apr. 23, 2025 shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock, authorized (in shares)				99,990,000	99,990,000	99,990,000
Preferred stock , par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued (in shares)				0	0	0
Preferred stock, outstanding (in shares)				0	0	0
Sponsor [Member] | Related Party [Member]
Class of Stock [Line Items]
Sale Of Stock, Shares Forfeited	437,500
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				9,000,000,000	9,000,000,000	9,000,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)			61,859,712	50,000,000	50,000,000	50,000,000
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				900,000,000	900,000,000	900,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued (in shares)			0	12,500,000	12,500,000	12,500,000
Common stock, outstanding (in shares)			0	12,500,000	12,500,000	12,500,000
Common Class B | Sponsor [Member] | Related Party [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares)				12,937,500	12,937,500
Common Class A Not Subject To Redemption
Class of Stock [Line Items]
Common stock, issued (in shares)				0	0	0
Common stock, outstanding (in shares)				0	0	0
Founder Shares
Class of Stock [Line Items]
Percent of shares subject to conversion		0.20